Goodwill and Other Intangible Assets-Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Beginning Balance	$ 43,928.0	[1]	$ 42,357.0	[1]
Additions	805	[2]	2,254	[3]
Other	334	[4]	(683)	[4]
Ending Balance	45,067.0		43,928.0	[1]
Primary Care [Member]
Goodwill [Line Items]
Beginning Balance	6,050.0	[1]	3,272.0	[1]
Additions	129	[2]	11	[3]
Other	50	[4]	(71)	[4]
Allocation of other goodwill			2,838
Ending Balance	6,229.0		6,050.0	[1]
Specialty Care And Oncology [Member]
Goodwill [Line Items]
Beginning Balance	16,659.0	[1]	9,010.0	[1]
Additions	300	[2]	29	[3]
Other	138	[4]	(195)	[4]
Allocation of other goodwill			7,815
Ending Balance	17,097.0		16,659.0	[1]
Established Products and Emerging Markets [Member]
Goodwill [Line Items]
Beginning Balance	18,274.0	[1]	9,883.0	[1]
Additions	321	[2]	32	[3]
Other	151	[4]	(214)	[4]
Allocation of other goodwill			8,573
Ending Balance	18,746.0		18,274.0	[1]
Animal Health and Consumer Healthcare operating segment [Member]
Goodwill [Line Items]
Beginning Balance	2,449.0	[1]	154.0	[1]
Additions	55	[2]	19	[3]
Other	(7)	[4]	(14)	[4]
Allocation of other goodwill			2,290
Ending Balance	2,497.0		2,449.0	[1]
Nutrition [Member]
Goodwill [Line Items]
Beginning Balance	496.0	[1]
Other	2	[4]
Allocation of other goodwill			496
Ending Balance	498.0		496.0	[1]
Other [Member]
Goodwill [Line Items]
Beginning Balance			20,038.0	[1],[5]
Additions			2,163	[3],[5]
Other			(189)	[4],[5]
Allocation of other goodwill			$ (22,012)	[5]

[1]	Beginning in the first quarter of 2011, our Company is managed through five operating segments, as shown in the table above (see also Note 18. Segment, Product and Geographic Area Information for further discussion about the change in management approach). As part of the change, we have retrospectively presented goodwill according to the new operating segment structure.
[2]	Primarily reflects the acquisition of King (see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.).
[3]	Primarily reflects the impact of measurement period adjustments related to Wyeth (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of Wyeth).
[4]	Primarily reflects the impact of foreign exchange.
[5]	The Other goodwill related to our acquisition of Wyeth and was unallocated and subject to change until we completed the recording of the assets acquired and liabilities assumed (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of Wyeth).